Morgan, Lewis & Bockius LLP	Morgan Lewis COUNSELORS AT LAW
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.373.6000
Fax: 202.373.6001
www.morganlewis.com

October 2, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Strategic Credit Fund: Registration Statement on Form N-2
(File Nos. 333-224912 and 811-23348)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Strategic Credit Fund (the “Trust”), we are filing Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The purpose of this filing is to respond to staff comments on the Trust’s initial registration statement and to make other non-material changes to the Prospectus and Statement of Additional Information for the Trust.

Please contact me at (202) 373-6599 should you have any questions or comments.

Sincerely,

/s/ Mana Behbin

Mana Behbin